Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2040 Fund

June 30, 2019

AFF40-QTLY-0819
1.818366.114

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.4% 7/5/19 to 9/26/19 (a)
(Cost $678,548)	680,000	678,673
	Shares	Value

Domestic Equity Funds - 59.5%
Fidelity Advisor Series Equity Growth Fund (b)	10,313,488	$150,370,659
Fidelity Advisor Series Growth Opportunities Fund (b)	6,653,113	99,929,750
Fidelity Advisor Series Small Cap Fund (b)	6,717,902	73,829,748
Fidelity Series All-Sector Equity Fund (b)	6,905,326	69,260,421
Fidelity Series Commodity Strategy Fund (b)	14,262,873	67,178,134
Fidelity Series Large Cap Stock Fund (b)	17,490,745	262,011,359
Fidelity Series Large Cap Value Index Fund (b)	2,231,878	28,768,907
Fidelity Series Opportunistic Insights Fund (b)	7,594,481	140,573,843
Fidelity Series Small Cap Opportunities Fund (b)	6,624,273	92,342,364
Fidelity Series Stock Selector Large Cap Value Fund (b)	13,809,515	169,995,133
Fidelity Series Value Discovery Fund (b)	13,042,996	167,472,070
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,109,101,977)		1,321,732,388

International Equity Funds - 32.7%
Fidelity Series Canada Fund (b)	2,118,040	23,128,997
Fidelity Series Emerging Markets Fund (b)	2,413,672	23,195,392
Fidelity Series Emerging Markets Opportunities Fund (b)	10,910,119	208,274,175
Fidelity Series International Growth Fund (b)	13,088,685	213,083,798
Fidelity Series International Small Cap Fund (b)	2,940,844	47,729,896
Fidelity Series International Value Fund (b)	20,974,253	201,982,059
Fidelity Series Overseas Fund (b)	955,637	9,594,598
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $596,242,102)		726,988,915

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (b)	1,461,876	14,224,049
Fidelity Series Floating Rate High Income Fund (b)	287,869	2,677,180
Fidelity Series High Income Fund (b)	1,746,619	16,627,815
Fidelity Series Inflation-Protected Bond Index Fund (b)	659,417	6,600,767
Fidelity Series International Credit Fund (b)	113,406	1,155,607
Fidelity Series Investment Grade Bond Fund (b)	1,642,454	18,773,248
Fidelity Series Long-Term Treasury Bond Index Fund (b)	7,565,421	70,434,066
Fidelity Series Real Estate Income Fund (b)	907,996	10,069,670
TOTAL BOND FUNDS
(Cost $133,963,710)		140,562,402

Short-Term Funds - 1.5%
Fidelity Cash Central Fund 2.42% (c)	5,335,231	5,336,298
Fidelity Series Government Money Market Fund 2.44% (b)(d)	24,122,946	24,122,946
Fidelity Series Short-Term Credit Fund (b)	385,236	3,871,618
TOTAL SHORT-TERM FUNDS
(Cost $33,289,787)		33,330,862
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,873,276,124)		2,223,293,240
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,660,503)
NET ASSETS - 100%		$2,221,632,737

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	71	Sept. 2019	$6,827,715	$11,663	$11,663
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1	Sept. 2019	52,670	1,933	1,933
TOTAL FUTURES CONTRACTS					$13,596

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $678,673.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,610
Total	$28,610

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$156,278,837	$1,811,817	$14,546,821	$--	$859,567	$5,967,259	$150,370,659
Fidelity Advisor Series Growth Opportunities Fund	114,631,108	1,196,678	20,049,247	--	6,009,561	(1,858,350)	99,929,750
Fidelity Advisor Series Small Cap Fund	69,937,130	2,336,870	1,793,260	--	(38,270)	3,387,278	73,829,748
Fidelity Series All-Sector Equity Fund	72,438,183	829,663	6,847,020	--	(796,156)	3,635,751	69,260,421
Fidelity Series Canada Fund	20,405,806	1,930,529	466,882	--	(215)	1,259,759	23,128,997
Fidelity Series Commodity Strategy Fund	53,957,733	15,659,010	1,535,021	--	(228,568)	(675,020)	67,178,134
Fidelity Series Emerging Markets Debt Fund	14,076,429	392,784	449,275	211,841	(3,795)	207,906	14,224,049
Fidelity Series Emerging Markets Fund	21,170,601	2,829,765	460,628	--	(3,267)	(341,079)	23,195,392
Fidelity Series Emerging Markets Opportunities Fund	197,465,452	8,976,577	4,187,452	--	(40,768)	6,060,366	208,274,175
Fidelity Series Floating Rate High Income Fund	2,685,794	79,031	96,273	40,259	(1,401)	10,029	2,677,180
Fidelity Series Government Money Market Fund 2.44%	15,575,950	11,063,766	2,516,770	106,186	--	--	24,122,946
Fidelity Series High Income Fund	22,986,815	448,371	7,040,422	268,484	(256,814)	489,865	16,627,815
Fidelity Series Inflation-Protected Bond Index Fund	6,304,555	291,492	143,452	6,587	606	147,566	6,600,767
Fidelity Series International Credit Fund	1,113,984	7,547	--	7,547	--	27,160	1,155,607
Fidelity Series International Growth Fund	202,291,154	2,337,813	5,883,392	--	(72,648)	14,410,871	213,083,798
Fidelity Series International Small Cap Fund	46,512,254	563,373	1,418,312	--	(94,550)	2,167,131	47,729,896
Fidelity Series International Value Fund	189,282,195	9,912,177	4,342,457	--	74,660	7,055,484	201,982,059
Fidelity Series Investment Grade Bond Fund	13,911,189	4,818,933	359,904	135,855	3,697	399,333	18,773,248
Fidelity Series Large Cap Stock Fund	259,544,447	4,928,477	8,164,784	1,768,020	(307,365)	6,010,584	262,011,359
Fidelity Series Large Cap Value Index Fund	28,377,759	341,170	1,027,604	--	1,425	1,076,157	28,768,907
Fidelity Series Long-Term Treasury Bond Index Fund	77,492,172	3,557,549	14,563,210	539,965	674,522	3,273,033	70,434,066
Fidelity Series Opportunistic Insights Fund	145,108,638	1,690,339	14,243,386	--	(824,548)	8,842,800	140,573,843
Fidelity Series Overseas Fund	--	9,565,759	--	--	--	28,839	9,594,598
Fidelity Series Real Estate Income Fund	9,943,579	263,257	301,656	141,779	(6,797)	171,287	10,069,670
Fidelity Series Short-Term Credit Fund	4,253,155	71,747	484,745	27,990	1,012	30,449	3,871,618
Fidelity Series Small Cap Opportunities Fund	89,604,022	2,208,852	2,572,321	--	(137,524)	3,239,335	92,342,364
Fidelity Series Stock Selector Large Cap Value Fund	169,664,183	2,052,186	8,941,689	--	(348,931)	7,569,384	169,995,133
Fidelity Series Value Discovery Fund	165,725,099	2,028,924	4,841,142	--	(59,543)	4,618,732	167,472,070
Total	$2,170,738,223	$92,194,456	$127,277,125	$3,254,513	$4,403,890	$77,211,909	$2,217,278,269

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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